Fees Summary	Mar. 02, 2026
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $$35,719,000.00.
Final Prospectus	true